10. LOSS ON SETTLEMENT OF LITIGATION	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
10. LOSS ON SETTLEMENT OF LITIGATION

On February 26, 2012, the Company entered into a settlement agreement with David Janney (former CEO/CFO) for his actions related to wrongfully issued common stock of the Company, among many other things. The settlement agreement includes the following terms:

a.	The Company agreed to issue 5 million shares of restricted Bonanza Goldfields common stock to Mr. Janney as a form of compensation. The shares will be paid in two tranches. The first 2,500,000 shares should be issued upon the execution of the settlement and was issued on March 19, 2012. The second 2,500,000 shares were to be issued six months from the execution date of the settlement but have not been issued.

b.	The funds held in escrow by Christine Wright at the Wright Law Firm, P.A. on behalf of Freedom Boat, LLC for a loan under Mr. Janney’s name will be considered payment in full for Mr. Janney's return of 20,000,000 shares to the treasury on August 29, 2011.

c.	Mr. Janney agreed not to sell any more than 1,000,000 shares of his personal holdings of Bonanza Goldfields common stock in the open market in any thirty-day period.

d.	Mr. Janney agreed to return to the Company all of the Company’s property in his possession or in the possession of his family or agents including without limitation Bonanza's files and all documentation (and all copies thereof) dealing with the finances, operations and activities of the Company, its clients, employees or suppliers.

The Company recorded a loss of $59,000 on this settlement during the year ended June 30, 2012.

During the year ended June 30, 2012, the Company learned that the title of Midas Placer Claim which the Company purchased from Global Minerals, Inc., a company controlled by Mr. David Janney, was never transferred to the Company. As such, the Company is currently in dispute with Mr. Janney.

On February 26, 2012, the Company entered into a settlement agreement with David Janney (our former CEO/CFO) for his actions related to wrongfully issued common stock of the Company, among many other things. The settlement agreement includes the following terms:

a.	The Company agreed to issue 5 million shares of restricted Bonanza Goldfields common stock to Mr. Janney as a form of compensation. The shares will be paid in two tranches. The first 2,500,000 shares should be issued upon the execution of the settlement and is issued on March 19, 2012. The second 2,500,000 shares were to be issued six months from the execution date of the settlement but have not been issued.

b.	The funds held in escrow by Christine Wright at the Wright Law Firm, P.A. on behalf of Freedom Boat, LLC for a loan under Mr. Janney’s name will be considered payment in full for Mr. Janney's return of 20,000,000 shares to the treasury on August 29, 2011.

c.	Mr. Janney agreed not to sell any more than 1,000,000 shares of his personal holdings of Bonanza Goldfields common stock in the open market in any thirty-day period.

d.	Mr. Janney agreed to return to the Company all of the Company’s property in his possession or in the possession of his family or agents including without limitation Bonanza's files and all documentation (and all copies thereof) dealing with the finances, operations and activities of the Company, its clients, employees or suppliers.

The Company recorded loss of $59,000 on this settlement during the year ended June 30, 2012.

During the year ended June 30, 2012, the Company learned that the title of Midas Placer Claim which the Company purchased from Global Minerals, Inc., a company controlled by Mr. David Janney, was never transferred to the Company. As such, the Company is currently in dispute with Mr. Janney.